SHARE CAPITAL AND RESERVES (Details Narrative)											1 Months Ended	3 Months Ended	9 Months Ended
	Aug. 19, 2025 USD ($) shares	Aug. 19, 2025 CAD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 CAD ($) shares	Apr. 25, 2025 USD ($) shares	Apr. 25, 2025 CAD ($) shares	Dec. 23, 2024 CAD ($) shares	Dec. 03, 2024 CAD ($) shares	Oct. 25, 2024 CAD ($) shares	Jun. 14, 2024 CAD ($) shares	Jan. 31, 2024 CAD ($) shares	Dec. 31, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)
Subsidiary, Sale of Stock [Line Items]
Common stock, no par value | $ / shares													$ 0
Preferred stock, no par value | $ / shares													$ 0
Preferred stock, shares outstanding													0
Stock Issued During Period, Value, Acquisitions | $													$ 18,135
Gross proceeds private placement | $													671,903	$ 148,341
Stock issued new, value | $												$ 756,420	$ 667,516	$ 148,341
Equity Incentive Plan 2020 [Member]
Subsidiary, Sale of Stock [Line Items]
Stock authorized to issued under plan													10,000,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued new, shares					15,300,000	15,300,000
Gross proceeds private placement					$ 550,895	$ 765,000
Private Placement [Member] | Units [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued new, shares					480,000	480,000
Unit description					one non-flow-through common share and one common share purchase warrant	one non-flow-through common share and one common share purchase warrant
Private Placement [Member] | Common Share Purchase Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued new, value | $					$ 10,891
Private Placement [Member] | Common Share [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued new, value					$ 17,312	$ 24,000
Non Brokered Private Placement [Member] | Common Share Purchase Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued new, value | $			$ 52,145
Non Brokered Private Placement [Member] | Common Share And One Half Common Share Purchase Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued new, shares			3,322,000	3,322,000
Gross proceeds private placement			$ 121,007	$ 166,100
Unit description			one common share and one half of one common share purchase warrant	one common share and one half of one common share purchase warrant
Private Sale [Member] | Common Share And One Common Share Purchase Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued new, shares											5,000,000
Stock issued new, value | $											$ 200,000
Acquisition Of Laird Lake And Oneman Lake [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued for finders fee, shares					1,737,236	1,737,236
Stock issued for finders fee, value					$ 62,551	$ 86,862
Third Tranche [Member] | Non Brokered Private Placement [Member] | Common Share And One Half Common Share Purchase Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued new, shares							2,620,000
Stock issued new, value | $							$ 131,000
Second Tranche [Member] | Non Brokered Private Placement [Member] | Common Share And One Half Common Share Purchase Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued new, shares								6,460,000
Stock issued new, value | $								$ 323,000
First Tranche [Member] | Non Brokered Private Placement [Member] | Common Share And One Half Common Share Purchase Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued new, shares									12,000,000
Stock issued new, value | $									$ 600,000
Vendor [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued for services, shares										300,000	685,564
Stock issued for services, value | $										$ 15,000	$ 34,278
Vendor [Member] | Settlement For Services [Member]
Subsidiary, Sale of Stock [Line Items]
Debt converted, shares issued	981,000	981,000
Debt converted, amount converted | $	$ 35,601
Bounty Gold [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions	500,000	500,000
Stock Issued During Period, Value, Acquisitions	$ 18,135	$ 25,000
Two Independent Directors [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued for services, shares										600,000